Accumulated Other Comprehensive Income (Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	¥ 8,183,191	¥ 8,189,844
Less: reclassification adjustments for losses (gains) included in net income	(222,020)
Change during year	51,557	(573,642)	¥ 922,612
Balance at end of fiscal year	8,772,057	8,183,191	8,189,844
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,469,638	2,041,005	1,117,877
Change during year	51,525	(571,697)	923,128
Balance at end of fiscal year	1,521,163	1,469,638	2,041,005
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,409,374	1,747,607	1,123,272
Foreign currency translation adjustments during year	273,844	(189,479)	763,115
Less: reclassification adjustments for losses (gains) included in net income	(221,916)	(148,669)	(138,780)
Change during year	51,928	(338,148)	624,335
Balance at end of fiscal year	1,461,302	1,409,374	1,747,607
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	6,725	129,179	(6,434)
Foreign currency translation adjustments during year	(11,920)	(122,081)	134,104
Less: reclassification adjustments for losses (gains) included in net income	(340)	(788)	1,509
Change during year	(12,260)	(122,869)	135,613
Balance at end of fiscal year	(5,535)	6,725	129,179
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	53,539	164,219	1,039
Foreign currency translation adjustments during year	11,561	(107,497)	163,191
Less: reclassification adjustments for losses (gains) included in net income	296	(3,183)	(11)
Change during year	11,857	(110,680)	163,180
Balance at end of fiscal year	65,396	53,539	¥ 164,219
Previously Reported | Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,469,308
Balance at end of fiscal year		1,469,308
Previously Reported | Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,409,459
Balance at end of fiscal year		1,409,459
Previously Reported | Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	6,310
Balance at end of fiscal year		6,310
Restatement Adjustment | Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	330
Balance at end of fiscal year		330
Restatement Adjustment | Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	(85)
Balance at end of fiscal year		(85)
Restatement Adjustment | Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	¥ 415
Balance at end of fiscal year		¥ 415